EMPLOYEE BENEFITS & SHARE-BASED COMPENSATION PLANS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of employee stock ownership plan
	March 31, 2019	December 31, 2018
Allocated	95,240	71,430
Committed to be allocated	5,952	23,810
Unallocated	255,960	261,912
Total	357,152	357,152

	December 31, 2018	December 31, 2017
Allocated	71,430	47,620
Committed to be allocated	23,810	23,810
Unallocated	261,912	285,722
Total	357,152	357,152

Schedule of fair value of options granted
	2018	2017
Vesting period (years)	5	5
Expiration date (years)	10	10
Expected volatility	21.23%	21.53%
Expected life (years)	7.5	7.5
Expected dividend yield	0.00%	0.00%
Risk free interest rate	2.97%	2.25%
Fair value per option	$8.71	$7.05

Schedule of stock option grants
	Stock Option Awards	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at December 31, 2018	396,438	$17.89
Granted	-
Forfeited	-
Exercised	-
Outstanding at March 31, 2019	396,438	$17.89	7.76	$1,888,000
Outstanding and expected to vest at March 31, 2019	396,438	$17.89	7.76	$1,888,000
Vested and Exercisable at March 31, 2019	151,272	$17.50	7.66	$632,000
Unrecognized compensation cost	$1,136,000
Weighted average remaining recognition period (years)	2.76

	Stock Option Awards	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at January 1, 2018	396,443	$17.61
Granted	12,170	27.20
Forfeited	(9,740)	17.40
Exercised	(2,435)	17.40
Outstanding at December 31, 2018	396,438	$17.89	8.00	$1,503,000
Outstanding and expected to vest at December 31, 2018	396,438	$17.89	8.00	$1,503,000
Vested and Exercisable at December 31, 2018	151,272	$17.50	7.90	$632,000
Unrecognized compensation cost	$1,233,000
Weighted average remaining recognition period (years)	3.01

Schedule of activity in unvested restricted stock awards under the Equity Plan
	Number of Shares	Weighted Average Grant Price
Unvested restricted stock awards at Decemer 31, 2018	98,073	$18.13
Granted	-
Forfeited	-
Vested	-
Unvested restricted stock awards at March 31, 2019	98,073	$18.13
Unrecognized compensation cost	$1,557,000
Weighted average remaining recognition period (years)	2.76

	Number of Shares	Weighted Average Grant Price
Unvested restricted stock awards at January 1, 2018	127,852	$17.59
Granted	4,862	27.20
Forfeited	(3,896)	17.40
Vested	(30,745)	17.59
Unvested restricted stock awards at Decemer 31, 2018	98,073	$18.13
Unrecognized compensation cost	$1,724,000
Weighted average remaining recognition period (years)	3.01